NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	11,114,133	12,780,936	11,114,133	12,780,936
Dividends on preferred stock	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Share-Based Payment Arrangement, Option [Member]
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	6,061,133	8,780,936	6,061,133	8,780,936	6,122,912	8,458,456
Warrant [Member]
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000